DESCRIPTION OF ASSETS ACQUIRED	Dec. 19, 2024
Awaysis Belize Limited [Member]
Business Combination [Line Items]
DESCRIPTION OF ASSETS ACQUIRED

Note 1. Description of Assets Acquired

On December 19, 2024 (the “Acquisition Date”), Awaysis Belize Limited (the “Company”, “Awaysis Belize”) completed the acquisition of developed and undeveloped real estate and other related assets from Chial Mountain Limited (“Chial”) which are located in the Western Hills of the Cayo District, Belize (the “Resort Facilities”), pursuant to an Asset Purchase Agreement dated as of March 24, 2022 between Awaysis Capital, Inc and Chial. The purchase price was estimated at $5.5 million but contingent on appraisal (as at 19 December 2024), with financing consisting of a Note payable to BOS investment Inc. for $1.7 million to satisfy an underlying bank mortgage and purchase money note to Michael Singh for $2.8 million.

Purchase Price Reconciliation

Description	Amount (USD)
Total purchase consideration	5,500,000
Less: Liabilities assumed	(4,465,415)
(Less): Purchase Price Adjustment (*)	(1,034,585)
Net assets acquired	-0-

*	Note:The difference between purchase consideration and fair value of net assets acquired represents valuation adjustments.